Accounts Receivable (Schedule Of Carrying Amount Of Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Current	€ 264,224	€ 213,059
Overdue less than 30 days	31,529	28,684
Overdue 31 - 60 days	12,126	15,814
Overdue 61 - 120 days	13,579	10,368
Overdue greater than 120 days	9,433	3,346
Total	€ 330,891	€ 271,271